Lease Commitments (Tables)	12 Months Ended
Jun. 30, 2015
Future Minimum Rental Payments and Operating Lease Payments under Non Cancelable Operating Leases

The following represent future minimum rental payments and operating lease payments under non cancelable operating leases:

	Facility Leases	Vehicle Leases	Total
Year ending June 30,
2016	$14,422	$28,024	$42,446
2017	11,024	25,005	36,029
2018	8,634	21,810	30,444
2019	6,426	17,526	23,952
2020	3,103	11,318	14,421
2021 and thereafter	3,402	233	3,635

Total minimum payments	$47,011	$103,916	$150,927